STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Schedule of restricted stock unit activity

Restricted Stock Units
Outstanding January 1, 2021	637,500
Granted	–
Vested	–
Cancelled	(187,500)
Outstanding September 30, 2021	450,000

Schedule of stock option activity

	Common Stock Options
	Shares	Weighted Average Exercise Price	Weighted average Remaining Life in years	Intrinsic Value
Outstanding at January 1, 2021	–	$–
Granted	1,892,375	$2.72	–	–
Forfeited	(218,125)	$1.00	–	–
Exercised	–	$–	–	–
Outstanding at September 30, 2021	1,674,250	$1.73	9.75	$5,503,000
Exercisable at September 30, 2021	–	$–	–	$–

Schedule of stock-based compensation expense

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Cost of Goods Sold	$188,860	$269,266
Sales and Marketing	160,622	237,028
Product Development	354,439	379,160
General and Administrative	145,804	13,370,865
Total	$849,725	$14,256,318